Summary of Compensation of Key Management Personnel and Directors (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 33	$ 40
Post-employment benefits	1	1
Share-based payments	38	40
Total	$ 72	$ 81